Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2032	Dec. 31, 2027	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax reconciliation
Statutory tax rate (as a percent)			30.28%	30.34%	30.32%
Corporate tax rate (as a percent)	10.00%	15.00%
Expected corporate income tax expense			€ 457,906	€ 320,671	€ 313,158
Tax free income			(41,691)	(40,859)	(39,550)
Income from equity method investees			(53,085)	(33,142)	(25,570)
Tax rate differentials			(62,739)	(45,636)	(47,586)
Non-deductible expenses			47,103	97,141	114,182
Tax expense (income) for prior years			(32,129)	10,087	(16,867)
Noncontrolling partnership interests			(54,363)	(46,779)	(58,345)
Tax rate changes			(7,463)	(166)	442
Change in realizability of deferred tax assets and tax credits			30,529	32,415	44,287
Withholding taxes			21,820	8,371	15,124
Other			15,083	13,953	1,282
Total tax expense (income)			€ 320,971	€ 316,056	€ 300,557
Effective tax rate (as a percent)			21.20%	29.90%	29.10%